SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

				Effective
	Principal Amount	Coupon	Maturity	Maturity*		Value
	Municipal Bonds and Notes—105.4%
	Alabama—1.0%
$3,725,000	Fairfield (City of), AL; Series
	2012, GO Wts.1	6.000%	06/01/2031	03/24/2028	B $	3,722,467
1,400,000	Mobile (City of), AL
	Improvement District (McGowin
	Park); Series 2016 A, RB1	5.000	08/01/2025	06/24/2023	B	1,454,054
200,000	Mobile (City of), AL
	Improvement District (McGowin
	Park); Series 2016 A, RB1	5.250	08/01/2030	07/18/2026	A	211,482
25,000	Talladega (County of), AL; Series
	2002 D, TAC[1]	5.250	01/01/2029	01/31/2020	A	25,077
4,000,000	Tuscaloosa (County of),
	AL Industrial Development
	Authority (Hunt Refining);
	Series 2019 A, Ref. IDR	4.500	05/01/2032	05/01/2029	A	4,396,000
						9,809,080
	Arizona—2.2%
	495,000 Arizona (State of) Industrial
	Development Authority
	(Academies of Math & Science);
	Series 2017 A, Ref. RB 1	5.000	07/01/2030	07/01/2027	A	594,084
	515,000 Arizona (State of) Industrial
	Development Authority
	(Academies of Math & Science);
	Series 2017 A, Ref. RB 1	5.000	07/01/2031	07/01/2027	A	614,678
	545,000 Arizona (State of) Industrial
	Development Authority
	(Academies of Math & Science);
	Series 2017 A, Ref. RB 1	5.000	07/01/2032	07/01/2027	A	647,902
	575,000 Arizona (State of) Industrial
	Development Authority
	(Academies of Math & Science);
	Series 2017 A, Ref. RB 1	5.000	07/01/2033	07/01/2027	A	681,479
	600,000 Arizona (State of) Industrial
	Development Authority
	(Academies of Math & Science);
	Series 2017 A, Ref. RB 1	5.000	07/01/2034	07/01/2027	A	710,088
	1,955,000 Arizona (State of) Industrial
	Development Authority (ACCEL
	Schools); Series 2018 A, RB1	5.000	08/01/2033	08/01/2028	A	2,108,976
	120,000 Arizona (State of) Industrial
	Development Authority (Doral
	Academy of Nevada - Fire Mesa
	& Red Rock Campus); Series
	2019, RB1	4.875	07/15/2021	07/15/2021		121,002

1 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Arizona (Continued)
$375,000 Arizona (State of) Industrial
Development Authority (Mater
Academy of Nevada Mountain
Vista Campus); Series 2018
A, RB1	4.750%	12/15/2028	11/16/2025	A $	412,676
1,750,000 City of Phoenix Civic
Improvement Corp. ; Series
2019 B, RB1	4.000	07/01/2038	07/01/2029	A	1,958,478
10,000 Greater Arizona Development
Authority; Series 2007 A, RB1	4.375	08/01/2032	02/01/2020	A	10,020
2,035,000 Maricopa County Pollution
Control Corp. (Southern
California Edison Co. ); Series
2000 A, Ref. PCR1	5.000	06/01/2035	06/01/2020	A	2,066,644
250,000 Phoenix (City of), AZ Industrial
Development Authority (Leman
Academy of Excellence - Oro
Valley); Series 2019 A, RB1	5.000	07/01/2034	07/01/2022	A	258,748
205,000 Phoenix (City of), AZ Industrial
Development Authority (Leman
Academy of Excellence - Oro
Valley); Series 2019 A, RB1	5.000	07/01/2039	07/01/2022	A	211,037
155,000 Phoenix (City of), AZ Industrial
Development Authority (Leman
Academy of Excellence - Oro
Valley); Series 2019 B, RB1	5.500	07/01/2024	03/11/2023	A	157,787
8,240,000 Pima (County of), AZ Industrial
Development Authority (Arizona
Charter Schools Refunding);
Series 2013 Q, Ref. RB 1	5.375	07/01/2031	07/01/2020	A	8,603,219
375,000 Pima (County of), AZ Industrial
Development Authority
(Excalibur Charter School (The));
Series 2016, Ref. RB 1	5.000	09/01/2026	11/17/2023	B	395,599
245,000 Pima (County of), AZ Industrial
Development Authority (Paideia
Academies (The)); Series 2019,
RB1	4.125	07/01/2029	03/07/2024	A	248,246
2,290,000 Tempe (City of), AZ Industrial
Development Authority
(Mirabella at ASU); Series 2017
B, RB1	4.000	10/01/2023	10/01/2020	A	2,308,503
					22,109,166

Arkansas—0.2%
40,000 Arkansas (State of)
Development Finance Authority;
Series 2000 B, RB1	5.800	12/01/2020	01/31/2020	A	40,147

2 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Arkansas (Continued)
$2,245,000 Independence (County of), AR
Public Health, Education &
Housing Facilities Board (White
River Health System, Inc. );
Series 2011, RB1	5.400%	06/01/2023	06/01/2020	A $	2,277,777
					2,317,924

California—17.0%
590,000 Atwater (City of), CA; Series
2017 A, Ref. RB1	5.000	05/01/2030	05/01/2027	A	726,467
700,000 Atwater (City of), CA; Series
2017 A, Ref. RB1	5.000	05/01/2033	05/01/2027	A	851,438
880,000 California (State of) County
Tobacco Securitization Agency
(Alameda County Tobacco Asset
Securitization Corp. ); Series
2002, RB1	5.750	06/01/2029	01/31/2020	A	889,460
135,000 California (State of) County
Tobacco Securitization Agency
(Alameda County Tobacco Asset
Securitization Corp. ); Series
2002, RB1	6.000	06/01/2042	01/31/2020	A	136,305
155,000 California (State of) County
Tobacco Securitization Agency
(Fresno County Tobacco
Funding Corp. ); Series 2002,
RB1	5.875	06/01/2027	01/31/2020	A	155,178
95,000 California (State of) County
Tobacco Securitization Agency
(Merced County Tobacco
Funding Corp. ); Series 2005 A,
Ref. RB1	5.000	06/01/2026	01/31/2020	A	95,028
2,460,000 California (State of) County
Tobacco Securitization Agency
(Stanislaus County Tobacco
Funding Corp. ); Series 2002
A, RB1	5.875	06/01/2043	01/31/2020	A	2,494,735
50,000,000 California (State of) Health
Facilities Financing Authority
(Stanford Hospital); Series 2010
A, Ref. RB2	5.750	11/15/2031	09/30/2027	A	52,087,250
12,450,000 California (State of) Pollution
Control Financing Authority
(CalPlant I); Series 2017, RB	7.500	07/01/2032	05/10/2028	B	12,345,918
250,000 California (State of) Public
Finance Authority (Trinity
Classical Academy); Series 2019
B, RB1	5.000	07/01/2026	11/14/2024	B	251,272

3 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$105,000 California (State of) Statewide
Financing Authority (Pooled
Tobacco Securitization
Program); Series 2002 B, RB1	5.625%	05/01/2029	01/31/2020	A $	105,773
2,360,000 California (State of); Series
1996, GO Bonds[1]	5.375	06/01/2026	06/01/2020	A	2,402,527
22,500,000 California (State of); Series
2017, Ref. GO Bonds[2]	4.000	11/01/2033	11/01/2033		26,002,631
1,445,000 El Centro (City of), CA
Financing Authority (El Centro
California Redevelopment);
Series 2011, RB1	6.000	11/01/2021	02/01/2021	A	1,533,102
4,790,000 Fullerton (City of), CA Public
Financing Authority; Series
2005 , RB1	5.000	09/01/2022	03/01/2020	A	4,820,991
4,785,000 Fullerton (City of), CA Public
Financing Authority; Series
2005 , RB1	5.000	09/01/2023	03/01/2020	A	4,815,911
20,000,000 Golden State Tobacco
Securitization Corp. ; Series
2007 A-2, RB1	5.300 [3]	06/01/2037	06/01/2022	A	20,911,200
1,825,000 Golden State Tobacco
Securitization Corp. ; Series
2017 A-1, Ref. RB 1	5.000	06/01/2028	06/01/2027	A	2,184,160
145,000 Golden State Tobacco
Securitization Corp. ; Series
2017 A-1, Ref. RB 1	5.000	06/01/2029	06/01/2027	A	172,515
4,340,000 Golden State Tobacco
Securitization Corp. ; Series
2018 A-1, Ref. RB 1	3.500	06/01/2036	06/01/2022	A	4,439,560
2,750,000 Huntington Park (City of), CA
Public Financing Authority;
Series 2004 A, Ref. RB 1	5.000	09/01/2022	01/31/2020	A	2,758,470
225,000 Irvine Unified School District
(Community Facilities District
No. 09-1); Series 2017 B, RB1	5.000	09/01/2033	09/01/2027	A	269,012
150,000 Maywood (City of), CA
Public Financing Authority
(Infrastructure Refinancing);
Series 2008 A, Ref. RB 1	7.000	09/01/2028	01/31/2020	A	150,279
3,820,000 Montclair (City of), CA
Redevelopment Agency; Series
2001, Ref. R B1	5.300	10/01/2030	01/20/2020	A	3,827,869
3,355,000 Mountain House Public
Financing Authority; Series
2007 , RB1	5.200	12/01/2032	01/22/2020	A	3,362,549
605,000 North City (City of), CA West
School Facilities Financing
Authority; Series 2012 A, RB1	5.000	09/01/2026	09/01/2022	A	663,159

4 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$10,000,000 Northern California Energy
Authority; Series 2018 A, RB1	4.000%[4]	07/01/2049	04/01/2024	A $	10,940,800
115,000 Northern Inyo (County of), CA
Local Hospital District; Series
2010 , RB1	6.000	12/01/2021	12/01/2020	A	117,613
240,000 Ontario (City of), CA
(Assessment District No. 108);
Series 1995, RB1	7.500	09/02/2020	03/02/2020	A	242,530
2,000,000 Redding (City of), CA
Redevelopment Agency
(Canby-Hilltop-Cypress
Redevelopment); Series 2003
A, Ref. RB1	5.000	09/01/2022	01/31/2020	A	2,006,360
49,958 Riverside (County of), CA Public
Financing Authority; Series
1999 , COP[5]	5.750	05/15/2019	05/15/2019		0
55,000 Riverside (County of), CA
Redevelopment Successor
Agency (Interstate 215 Corridor
Redevelopment); Series 2011
E, RB1	6.500	12/01/2021	06/07/2021	B	58,855
5,405,000 Sacramento (County of), CA
(Juvenile Courthouse); Series
2003 , COP[1]	5.000	12/01/2034	01/31/2020	A	5,420,350
600,000 San Bernardino (City of),
CA Joint Powers Financing
Authority; Series 2005 A, Ref.
RB1	5.750	10/01/2020	10/01/2020		619,476
1,000,000 San Bernardino (City of),
CA Joint Powers Financing
Authority; Series 2005 A, Ref.
RB1	5.750	10/01/2021	10/01/2021		1,071,440
125,000 San Bernardino (City of),
CA Joint Powers Financing
Authority; Series 2005 A, Ref.
RB1	5.750	10/01/2022	10/01/2022		139,223
10,000 San Bernardino (City of),
CA Joint Powers Financing
Authority; Series 2005 B, Ref.
RB1	5.750	10/01/2020	10/01/2020		10,325
225,000 San Bernardino (City of),
CA Joint Powers Financing
Authority; Series 2005 B, Ref.
RB1	5.750	10/01/2021	10/01/2021		241,074
110,000 Stockton (City of), CA Public
Financing Authority; Series
2004 , RB1	5.375	09/01/2021	01/31/2020	A	110,094
490,000 Vernon (City of), CA; Series
2009 A, RB1	5.125	08/01/2021	02/01/2020	A	497,644

5 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
California (Continued)
$3,200,000 West Covina (City of), CA Public
Financing Authority (Big League
Dreams); Series 2006 A, RB1	5.000%	06/01/2030	01/31/2020	A $	3,209,216
					173,137,759
Colorado—0.9%
500,000 Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	4.375	12/01/2028	09/19/2025	A	534,480
4,000,000 Colorado (State of) Regional
Transportation District (Denver
Transit Partners Eagle P3);
Series 2010, RB1	6.000	01/15/2034	07/15/2020	A	4,079,880
265,000 Denver (City & County of), CO
(Airport System); Series 1992
C, RB1	6.125	11/15/2025	01/31/2020	A	275,873
310,000 Denver (City & County of), CO
Health & Hospital Authority
(550 Acoma, Inc. ); Series 2018,
COP[1]	5.000	12/01/2028	12/01/2028		386,576
500,000 Denver (City & County of), CO
Health & Hospital Authority
(550 Acoma, Inc. ); Series 2018,
COP[1]	5.000	12/01/2029	12/01/2028	A	620,190
350,000 Denver (City & County of), CO
Health & Hospital Authority
(550 Acoma, Inc. ); Series 2018,
COP[1]	5.000	12/01/2030	12/01/2028	A	431,756
375,000 Denver (City & County of), CO
Health & Hospital Authority
(550 Acoma, Inc. ); Series 2018,
COP[1]	5.000	12/01/2031	12/01/2028	A	461,509
455,000 Denver (City & County of), CO
Health & Hospital Authority
(550 Acoma, Inc. ); Series 2018,
COP[1]	5.000	12/01/2032	12/01/2028	A	558,089
600,000 Frisco (Town of), CO (Marina
Enterprise); Series 2019, RB1	5.000	12/01/2036	12/01/2026	A	644,850
515,000 Thompson Crossing
Metropolitan District No. 4;
Series 2019, Ref. GO Bonds1	3.500	12/01/2029	04/04/2027	A	517,050
1,000,000 Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds	3.250	12/15/2050	12/15/2027	A	1,031,540
					9,541,793
Connecticut—0.1%
525,000 Eastern Connecticut
Resource Recovery Authority
(Wheelabrator Lisbon); Series
1993 A, R B1	5.500	01/01/2020	01/01/2020		525,000

6 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
District of Columbia—5.8%
$50,000 District of Columbia (Howard
University); Series 2011 A, RB1	6.250%	10/01/2032	04/01/2021	A $	53,173
50,000 District of Columbia (Howard
University); Series 2011 A, RB1	6.250	10/01/2032	04/01/2021	A	52,212
100,000 District of Columbia (Mandarin
Oriental Hotel); Series 2002,
RB1	5.250	07/01/2022	01/31/2020	A	100,324
2,915,000 District of Columbia (United
Negro College Fund, Inc. );
Series 2010, RB1	6.875	07/01/2040	07/01/2020	A	2,998,078
26,755,000 District of Columbia Tobacco
Settlement Financing Corp. ;
Series 2001, RB1	6.500	05/15/2033	05/25/2022	B	30,546,986
24,435,000 District of Columbia Tobacco
Settlement Financing Corp. ;
Series 2001, RB1	6.750	05/15/2040	01/31/2020	A	25,266,034
					59,016,807
Florida—5.7%
1,920,000 Amelia Concourse Community
Development District; Series
2019 B-1, RB1	5.250	05/01/2029	05/01/2029		2,022,605
45,000 Broward (County of), FL
Housing Finance Authority
(Golden Villas); Series 2008
B, RB1	6.750 [4]	10/01/2045	01/31/2020	A	45,121
15,000 Broward (County of), FL
Housing Finance Authority
(Heron Pointe Apartments);
Series 1997 A, RB 1	5.650	11/01/2022	01/31/2020	A	15,115
20,000 Broward (County of), FL
Housing Finance Authority
(Heron Pointe Apartments);
Series 1997 A, RB 1	5.700	11/01/2029	01/31/2020	A	20,069
500,000 Capital Trust Agency Inc. (Elim
Senior Housing, Inc. ); Series
2017 , RB1	5.000	08/01/2027	04/08/2025	B	514,400
1,000,000 Capital Trust Agency Inc. (Elim
Senior Housing, Inc. ); Series
2017 , RB1	5.375	08/01/2032	08/01/2027	A	1,043,870
660,000 Capital Trust Agency Inc. (Viera
Charter Schools, Inc. ); Series
2017 A, R B1	4.000	10/15/2029	10/03/2025	A	685,021
25,000 Celebration Community
Development District; Series
2002 A, R B1	5.000	05/01/2020	01/31/2020	A	25,027
30,000 Celebration Community
Development District; Series
2002 A, R B1	5.000	05/01/2022	01/31/2020	A	30,029

7 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Florida (Continued)
$35,000 East Homestead Community
Development District; Series
2011 B, R B1	7.250%	05/01/2021	05/01/2021		$36,182
600,000 Escambia (County of), FL Health
Facilities Authority (Florida
Health Care Facility Loan
Veterans Health Administration
Program); Series 2000, RB1	5.950	07/01/2020	07/01/2020		614,280
1,000,000 Florida (State of) Higher
Educational Facilities Financial
Authority (Nova Southeastern
University); Series 2012, Ref.
RB1	5.000	04/01/2022	04/01/2022		1,080,600
3,000,000 Florida Development Finance
Corp. (Virgin Trains USA
Passenger Rail); Series 2019
A, Ref. RB	6.250 [4]	01/01/2049	01/01/2024	C	2,884,680
3,470,000 Florida Housing Finance Corp. ;
Series 2015 A, RB 1	3.650	07/01/2041	11/01/2020	A	3,594,920
7,035,000 Jacksonville (City of), FL
Economic Development
Commission (Metropolitan
Parking Solutions); Series 2005
A, RB1	5.875	06/01/2025	01/31/2020	A	7,056,035
3,060,000 Jacksonville (City of), FL
Economic Development
Commission (Metropolitan
Parking Solutions); Series 2005
A, RB1	5.875	06/01/2031	01/31/2020	A	3,068,170
3,665,000 Jacksonville (City of), FL
Economic Development
Commission (Metropolitan
Parking Solutions); Series 2005,
RB1	5.500	10/01/2030	01/31/2020	A	3,673,796
5,695,000 Jacksonville (City of), FL
Economic Development
Commission (Metropolitan
Parking Solutions); Series 2005,
RB1	5.750	10/01/2024	01/31/2020	A	5,712,199
1,300,000 Lake Helen (City of), FL (Ivy
Hawn Charter School of the
Arts); Series 2018 A, RB1	5.375	07/15/2038	07/15/2028	A	1,377,012
1,000,000 Miami-Dade (County of), FL
(Miami International Airport);
Series 2010 A, Ref. RB 1	5.250	10/01/2023	10/01/2020	A	1,031,730
90,000 Miami-Dade (County of), FL
Housing Finance Authority
(Siesta Pointe Apartments);
Series 1997 A, RB 1	5.700	09/01/2022	01/31/2020	A	90,282

8 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Florida (Continued)
$230,000 Miami-Dade (County of), FL
Housing Finance Authority
(Siesta Pointe Apartments);
Series 1997 A, RB 1	5.750%	09/01/2029	01/31/2020	A $	230,729
5,000,000 Miami-Dade (County of), FL;
Series 2019 A, RB 1	5.000	10/01/2049	10/01/2029	A	6,022,650
7,500,000 Miami-Dade (County of), FL;
Series 2019 B, RB1	4.000	10/01/2049	10/01/2029	A	8,324,175
1,520,000 Orlando (City of), FL Community
Redevelopment Agency (Conroy
Road District); Series 2012,
Ref. RB1	5.000	04/01/2022	04/01/2022		1,632,343
1,095,000 Orlando (City of), FL Community
Redevelopment Agency (Conroy
Road District); Series 2012,
Ref. RB1	5.000	04/01/2023	04/01/2022	A	1,173,249
3,000,000 Palm Beach (County of), FL
Health Facilities Authority (ACTS
Retirement-Life Communities,
Inc. ); Series 2016, Ref. RB1	5.000	11/15/2032	11/15/2026	A	3,514,710
20,000 Palm Beach (County of), FL
Health Facilities Authority
(Harbour's Edge); Series 2004
A, RB1	6.000	11/15/2024	01/31/2020	A	20,073
1,185,000 Pembroke Harbor Community
Development District; Series
2008 A, R B1	7.000	05/01/2038	01/31/2020	A	1,190,664
25,000 Quincy (City of), FL; Series
2003, Ref. R B1	5.000	10/01/2029	01/31/2020	A	25,068
200,823 Santa Rosa (City of), FL Bay
Bridge Authority; Series 1996
C, RB	6.250	07/01/2028	01/31/2020	A	201,337
360,000 South-Dade Venture
Community Development
District; Series 2012, Ref. RB1	4.250	05/01/2020	05/01/2020		362,884
761,421 Waterford Estates Community
Development District; Series
2006 B, RB5,6	5.125	05/01/2013	05/01/2013		532,995
					57,852,020

Georgia—2.0%
810,000 Albany (City of) & Dougherty
(Country of), GA Payroll
Development Authority (Procter
& Gamble Paper Products Co.
(The)); Series 1998, RB1	5.300	05/15/2026	01/31/2020	A	812,163
3,000,000 Burke (County of), GA
Development Authority
(Oglethorpe Power Corp. );
Series 2017 E, RB 1	3.250[4]	11/01/2045	02/03/2025	C	3,136,020

9 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Georgia (Continued)
$1,400,000 DeKalb (County of), GA
Housing Authority (Baptist
Retirement Communities of
Georgia, Inc. & Clairmont Crest,
Inc. ); Series 2019 A, Ref. RB1	4.250%	01/01/2029	04/28/2028	B $	1,392,762
1,900,000 Floyd (County of), GA
Development Authority (The
Spires at Berry College); Series
2018 A, R B1	5.500	12/01/2028	12/01/2024	A	1,970,091
10,000 Georgia Municipal Association
Inc. ; Series 1998, COP1	5.000	12/01/2023	01/31/2020	A	10,030
4,740,000 Georgia State Environmental
Loan Acquisition Corp. ; Series
2011 , RB1	5.125	03/15/2031	08/23/2025	B	4,740,000
1,280,000 Marietta (City of), GA
Development Authority (Life
University, Inc. ); Series 2017 A,
Ref. RB1	5.000	11/01/2023	11/01/2023		1,395,584
2,630,000 Oconee (County of), GA
Industrial Development
Authority (Presbyterian Village
Athens); Series 2018 A-1, RB1	5.750	12/01/2028	07/31/2026	B	2,757,266
1,125,000 Oconee (County of), GA
Industrial Development
Authority; Series 2018, RB1	5.500	12/01/2028	12/01/2021	A	1,142,651
1,600,000 Private Colleges & Universities
Authority (Mercer University);
Series 2012 C, Ref. RB 1	5.250	10/01/2027	10/01/2022	A	1,744,704
1,245,000 Randolph (County of), GA;
Series 2012 A, GO Bonds1	5.000	04/01/2022	04/13/2021	B	1,301,212
					20,402,483
Idaho—0.1%
285,000 Idaho (State of) Health Facilities
Authority (Valley Vista Care
Corp. ); Series 2017 A, Ref. RB1	4.000	11/15/2027	07/28/2024	B	286,414
185,000 Idaho (State of) Housing &
Finance Association (Compass
Public Charter School, Inc. );
Series 2018 A, RB 1	4.625	07/01/2029	05/25/2026	A	202,543
130,000 Power County Industrial
Development Corp. (FMC
Corp. ); Series 1999, RB1	6.450	08/01/2032	02/01/2020	A	130,577
					619,534
Illinois—9.7%
700,000 Aurora (City of), IL (River City
TIF No. 3); Series 2018 B, Ref.
RB1	4.500	12/30/2023	07/18/2022	B	714,973

10 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$425,000 Bradley (Village of), IL (Bradley
Commons); Series 2018 A,
Ref. RB1	5.000%	01/01/2023	01/01/2023		$449,046
455,000 Bradley (Village of), IL (Bradley
Commons); Series 2018 A,
Ref. RB1	5.000	01/01/2024	01/01/2024		486,008
485,000 Bradley (Village of), IL (Bradley
Commons); Series 2018 A,
Ref. RB1	5.000	01/01/2025	01/01/2025		521,753
505,000 Bradley (Village of), IL (Bradley
Commons); Series 2018 A,
Ref. RB1	5.000	01/01/2026	01/01/2026		548,198
530,000 Bradley (Village of), IL (Bradley
Commons); Series 2018 A,
Ref. RB1	5.000	01/01/2027	01/01/2027		579,979
1,600,000 Centerpoint Intermodal Center
Program Trust; Series 2004
A, RB1	4.000 [4]	06/15/2023	06/15/2023		1,623,312
1,500,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 D, RB 1	5.250	01/01/2029	01/01/2027	A	1,849,725
3,000,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 D, RB 1	5.250	01/01/2030	01/01/2027	A	3,685,650
250,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 G, RB 1	5.250	01/01/2028	01/01/2027	A	307,177
350,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 G, RB 1	5.250	01/01/2029	01/01/2027	A	427,472
400,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 G, RB 1	5.250	01/01/2030	01/01/2027	A	486,136
350,000 Chicago (City of), IL (Chicago
O'Hare International Airport);
Series 2017 G, RB 1	5.250	01/01/2031	01/01/2027	A	423,231
70,000 Chicago (City of), IL (Hearts
United Apartments); Series
1999 A, R B1	5.600	01/01/2041	01/15/2020	A	71,149
1,085,000 Chicago (City of), IL Board of
Education; Series 1992 A, COP1	6.000	01/01/2020	01/01/2020		1,085,000
18,235,000 Chicago (City of), IL; Series
2007 A, Ref. GO Bonds1	5.000	01/01/2029	01/31/2020	A	18,295,540
410,000 Chicago (City of), IL; Series
2009 C, GO Bonds 1	5.000	01/01/2034	01/31/2020	A	411,033
1,295,000 Cicero (Town of), IL; Series
2012, Ref. GO Bonds[1]	5.000	12/01/2023	12/01/2022	A	1,418,284
1,005,000 Cicero (Town of), IL; Series
2012, Ref. GO Bonds[1]	5.000	12/01/2024	12/01/2022	A	1,098,435

11 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$725,000 Cicero (Town of), IL; Series
2012, Ref. GO Bonds1	5.000%	12/01/2025	12/01/2022	A $	790,750
785,000 East Dundee (Village
of), IL (Route 25 South
Redevelopment); Series 2012,
RB1	5.250	12/01/2022	08/15/2021	A	790,770
2,000,000 Illinois (State of) Finance
Authority (Benedictine
University); Series 2013 A,
Ref. RB1	6.000	10/01/2028	01/31/2020	A	2,004,840
1,000,000 Illinois (State of) Finance
Authority (Benedictine
University); Series 2017, Ref.
RB1	5.000	10/01/2030	10/01/2027	A	1,109,660
1,000,000 Illinois (State of) Finance
Authority (Benedictine
University); Series 2017, Ref.
RB1	5.000	10/01/2033	10/01/2027	A	1,099,950
23,605,000 Illinois (State of) Finance
Authority (CITGO Petroleum
Corp. ); Series 2002, RB1	8.000	06/01/2032	01/31/2020	A	23,734,591
300,000 Illinois (State of) Finance
Authority (Lake Forest College);
Series 2012 A, RB 1	5.000	10/01/2022	10/15/2021	B	312,927
2,700,000 Illinois (State of) Finance
Authority (Mercy Health
System); Series 2016, Ref. RB1	5.000	12/01/2026	06/01/2026	A	3,205,116
1,875,000 Illinois (State of) Finance
Authority (Provena Health);
Series 2010 A, Ref. RB 1	6.000	05/01/2028	05/01/2020	A	1,904,813
425,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000	08/01/2027	08/01/2027		506,575
500,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000	08/01/2028	08/01/2027	A	592,575
325,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000	08/01/2029	08/01/2027	A	383,412
380,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000	08/01/2030	08/01/2027	A	445,326
375,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000	08/01/2031	08/01/2027	A	437,959

12 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$470,000 Illinois (State of) Finance
Authority (Rosalind Franklin
University); Series 2017, Ref.
RB1	5.000%	08/01/2033	08/01/2027	A $	546,112
140,000 Illinois (State of) Finance
Authority; Series 2007, RB1	5.400	04/01/2027	01/31/2020	A	140,202
745,000 Illinois (State of) Housing
Development Authority (Lifelink
Developments); Series 2006,
RB1	4.700	10/20/2026	01/31/2020	A	746,721
50,000 Illinois (State of) Medical
District Commission; Series
2002 , COP[1]	5.125	06/01/2026	01/31/2020	A	50,068
140,000 Illinois (State of) Medical
District Commission; Series
2002 , COP[1]	5.250	06/01/2032	01/31/2020	A	140,196
5,000,000 Illinois (State of); Series 2017 D,
GO Bonds1	5.000	11/01/2022	11/01/2022		5,398,550
5,000,000 Illinois (State of); Series 2017 D,
GO Bonds1	5.000	11/01/2023	11/01/2023		5,506,250
295,000 Quad Cities Regional Economic
Development Authority
(Augustana College); Series
2012, Ref. RB1	5.000	10/01/2023	10/01/2022	A	321,715
275,000 Quad Cities Regional Economic
Development Authority
(Augustana College); Series
2012, Ref. RB1	5.000	10/01/2024	10/01/2022	A	301,029
445,000 Quad Cities Regional Economic
Development Authority
(Augustana College); Series
2012, Ref. RB1	5.000	10/01/2025	10/01/2022	A	487,110
400,000 Quad Cities Regional Economic
Development Authority
(Augustana College); Series
2012, Ref. RB1	5.000	10/01/2026	10/01/2022	A	436,636
450,000 Quad Cities Regional Economic
Development Authority
(Augustana College); Series
2012, Ref. RB1	5.000	10/01/2027	10/01/2022	A	490,482
5,000,000 Sales Tax Securitization Corp. ;
Series 2018 A, Ref. RB1	5.000	01/01/2032	01/01/2028	A	5,900,200
545,000 St. Clair County School District
No. 189 (East St. Louis); Series
2011, GO Bonds[1]	5.100	01/01/2020	01/01/2020		545,000
1,000,000 St. Clair County School District
No. 189 (East St. Louis); Series
2011, GO Bonds[1]	5.250	01/01/2021	01/01/2021		1,018,920

13 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$1,000,000 St. Clair County School District
No. 189 (East St. Louis); Series
2011, GO Bonds[1]	5.375%	01/01/2022	01/01/2021	A $	1,009,670
1,540,000 St. Clair County School District
No. 189 (East St. Louis); Series
2011, GO Bonds[1]	5.500	01/01/2023	01/01/2021	A	1,556,278
270,000 St. Clair County School District
No. 189; Series 2001, GO
Bonds1	5.100	01/01/2020	01/01/2020		270,000
1,480,000 Yorkville (City of), IL (United
City Special Services Area);
Series 2013, Ref. RB1	4.600	03/01/2025	08/20/2022	A	1,497,272
					98,163,776
Indiana—1.6%
400,000 Evansville (City of), IN (Silver
Birch of Evansville); Series
2017 , RB1	4.800	01/01/2028	03/15/2025	B	411,456
1,000,000 Hobart Building Corp. ; Series
2009 , RB1	4.650	07/15/2028	01/31/2020	A	1,002,460
500,000 Indiana (State of) Finance
Authority (Butler University);
Series 2012 A, Ref. RB1	5.000	02/01/2022	02/01/2022		538,100
7,220,000 Indiana (State of) Finance
Authority (Deaconess Health
System); Series 2011 A, Ref. RB1	6.000 [4]	03/01/2029	03/01/2021	C	7,610,313
210,000 Indiana (State of) Finance
Authority (Irvington Community
School); Series 2018 A, Ref. RB1	5.500	07/01/2028	09/19/2024	A	222,321
1,315,000 Indianapolis (City of), IN; Series
2010 A, RB1	5.750	07/01/2030	06/25/2020	D	1,341,339
4,800,000 Lake County 2000 Building
Corp. ; Series 2012, RB1	5.000	02/01/2024	11/23/2021	A	4,980,912
615,000 Mishawaka (City of), IN; Series
2017 , RB1	5.100	01/01/2032	05/25/2026	A	637,435
					16,744,336
Iowa—0.5%
600,000 Ackley (City of), IA (Grand
Jivante); Series 2018 A, RB1	4.500	08/01/2033	08/01/2023	A	624,300
660,000 Clear Lake (City of), IA
(Timbercrest Apartments, LLC);
Series 2018, RB1	4.300	10/01/2028	10/01/2026	A	691,040
1,905,000 Coralville (City of), IA; Series
2017 D-2, Ref. RB1	3.000	05/01/2020	05/01/2020		1,898,770
625,000 Iowa (State of) Finance
Authority (PHS Council Bluffs,
Inc. ); Series 2018, RB1	4.450	08/01/2028	05/26/2025	A	656,125

14 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Iowa (Continued)
$500,000 Iowa (State of) Finance
Authority (PHS Council Bluffs,
Inc. ); Series 2018, RB1	5.000%	08/01/2033	08/01/2023	A $	532,440
500,000 Iowa (State of) Tobacco
Settlement Authority; Series
2005 B, R B1	5.600[3]	06/01/2034	01/31/2020	A	500,670
					4,903,345
Kansas—0.0%
410,000 Pittsburg (City of), KS (North
Broadway - Pittsburg Town
Center); Series 2006, RB	4.800	04/01/2027	05/16/2024	B	358,529
Kentucky—0.5%
240,000 Kentucky (State of) Economic
Development Finance Authority
(Ashland Hospital Corp. - King's
Daughters Medical Center);
Series 2008 C, Ref. RB1	6.000	02/01/2031	02/01/2031		240,096
515,000 Kentucky (State of) Economic
Development Finance Authority
(Ashland Hospital Corp. - King's
Daughters Medical Center);
Series 2008 C, Ref. RB1	6.000	02/01/2033	02/01/2033		515,206
3,815,000 Kentucky (State of) Economic
Development Finance Authority
(Owensboro Medical Health
System, Inc. ); Series 2010 A,
RB1	6.000	06/01/2030	06/01/2020	A	3,890,308
					4,645,610
Louisiana—2.5%
70,000 Calcasieu Parish Industrial
Development Board Inc. (Citgo
Petroleum Corp. ); Series 1993,
RB1	6.000	07/01/2023	01/31/2020	A	70,254
2,685,000 Jefferson (Parish of), LA Sales
Tax District; Series 2019 B, RB1	4.000	12/01/2039	12/01/2029	A	3,042,508
850,000 Louisiana (State of) Housing
Finance Agency (GMF-Louisiana
Chateau); Series 2009 A, RB1	6.000	09/01/2020	06/03/2020	B	846,124
2,080,000 Louisiana (State of) Local
Government Environmental
Facilities and Community
Development Authority
(Vermilion (Parish of), LA
Gomesa); Series 2019, RB 1	4.625	11/01/2038	09/18/2027	A	2,235,022
360,000 Louisiana Housing Corp. ; Series
2009 A, RB1	7.250	09/01/2039	07/03/2035	B	348,617

15 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Louisiana (Continued)
$540,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
A, RB1	5.000%	10/01/2034	10/01/2028	A $	655,479
1,115,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
A, RB1	5.000	10/01/2036	10/01/2028	A	1,343,887
755,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
A, RB1	5.000	10/01/2037	10/01/2028	A	906,596
475,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
A, RB1	5.000	10/01/2038	10/01/2028	A	569,549
1,000,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
B, Ref. RB1	5.000	10/01/2032	10/01/2028	A	1,221,610
715,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
B, Ref. RB1	5.000	10/01/2033	10/01/2028	A	870,656
515,000 New Orleans (City of), LA
Aviation Board (Parking
Facilities Corp. Consolidated
Garage System); Series 2018
B, Ref. RB1	5.000	10/01/2034	10/01/2028	A	625,133
5,650,000 Tobacco Settlement Financing
Corp. ; Series 2013 A, Ref. RB1	5.500	05/15/2029	01/20/2020	A	5,660,961
6,490,000 Tobacco Settlement Financing
Corp. ; Series 2013 A, Ref. RB1	5.500	05/15/2030	05/15/2020	A	6,607,274
					25,003,670

Maine—0.1%
500,000 Maine (State of) Finance
Authority (Supplemental
Education Loan Program);
Series 2017 A-1, RB 1	5.000	12/01/2022	12/01/2022		548,135

16 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Maine (Continued)
$100,000 Maine (State of) Finance
Authority (Supplemental
Education Loan Program);
Series 2017 A-1, RB 1	5.000%	12/01/2023	12/01/2023		$112,526
					660,661

Maryland—0.0%
65,000 Maryland (State of) Health &
Higher Educational Facilities
Authority (Johns Hopkins
Medical Institutions Parking
Facilities); Series 1996, Ref. RB1	5.500	07/01/2026	01/31/2020	A	65,153

Massachusetts—2.8%
200,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	3.600	10/01/2023	07/02/2023	B	206,492
250,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	3.750	10/01/2024	10/01/2023	A	260,207
200,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.000	10/01/2025	10/01/2023	A	211,768
100,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.000	10/01/2026	10/01/2023	A	105,819
150,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.000	10/01/2027	10/01/2023	A	158,633
320,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.250	10/01/2028	10/01/2023	A	341,629
385,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.375	10/01/2029	10/01/2023	A	411,715
690,000 Lynn Housing Authority &
Neighborhood Development;
Series 2018, Ref. RB 1	4.500	10/01/2030	10/01/2023	A	739,059
1,500,000 Massachusetts (State of)
Development Finance Agency
(Linden Ponds, Inc. Facility);
Series 2018, RB1	5.000	11/15/2033	11/15/2025	A	1,713,810
2,750,000 Massachusetts (State of)
Development Finance Agency
(Milford Regional Medical
Center); Series 2007 E, Ref. RB1	5.000	07/15/2037	01/31/2020	A	2,771,368
1,400,000 Massachusetts (State of)
Development Finance Agency
(Plantation Apartments L. P. );
Series 2004 A, RB 1	5.000	12/15/2024	01/15/2020	A	1,417,024

17 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Massachusetts (Continued)
$2,495,000 Massachusetts (State of)
Development Finance Agency;
Series 2007 E, RB1	5.000%	07/15/2022	01/31/2020	A $	2,516,432
3,245,000 Massachusetts (State of)
Development Finance Agency;
Series 2007 E, RB1	5.000	07/15/2027	01/31/2020	A	3,276,347
955,000 Massachusetts (State of)
Development Finance Agency;
Series 2007 E, RB1	5.000	07/15/2032	01/31/2020	A	964,158
10,000,000 Massachusetts (State of) Water
Resources Authority; Series
2007, Ref. RB2	5.250	08/01/2030	08/01/2030		13,526,875
					28,621,336
Michigan—1.3%
2,310,000 Ecorse (City of), MI; Series
2011, GO Bonds[1]	5.800	11/01/2026	09/18/2021	A	2,472,693
4,225,000 Michigan (State of) Finance
Authority (Lawrence
Technological University); Series
2017, Ref. RB1	5.250	02/01/2027	03/10/2025	B	4,690,849
40,000 Michigan (State of) Finance
Authority (Local Government
Loan Program); Series 2003
B-2 , RB1	6.000	11/01/2023	01/31/2020	A	40,155
20,000 Michigan (State of) Finance
Authority (McLaren Health
Care); Series 2012 A, Ref. RB1	5.000	06/01/2025	06/01/2022	A	21,745
300,000 Michigan (State of) Finance
Authority (Universal Learning
Academy); Series 2018, Ref. RB1	5.000	11/01/2023	05/26/2022	B	310,296
500,000 Michigan (State of) Finance
Authority (Universal Learning
Academy); Series 2018, Ref. RB1	5.500	11/01/2028	04/17/2026	A	554,565
500,000 Michigan (State of) Finance
Authority (Universal Learning
Academy); Series 2018, Ref. RB1	6.000	11/01/2032	11/01/2026	A	561,395
2,000,000 Michigan (State of) Strategic
Fund (I-75 Improvement); Series
2018 , RB1	5.000	12/31/2033	12/31/2028	A	2,458,160
1,730,000 Michigan (State of) Strategic
Fund (I-85 Improvement); Series
2018 , RB1	5.000	12/31/2032	12/31/2028	A	2,131,083
50,000 Negaunee (City of), MI; Series
2002, Ref. RB1	4.800	01/01/2027	07/01/2020	A	50,882
					13,291,823

18 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Minnesota—1.9%
$1,250,000 Bethel (City of), MN
(Benedictine Health System - St.
Peter Communities); Series
2018 A, Ref. RB1	5.000%	12/01/2033	12/01/2027	A $	1,314,100
1,155,000 Dakota (County of), MN
Community Development
Agency (Sanctuary at Est St.
Paul); Series 2015, RB1	5.750	08/01/2030	11/12/2023	A	1,187,629
1,680,000 Duluth (City of), MN Housing
& Redevelopment Authority
(Duluth Public Schools
Academy); Series 2018 A, Ref.
RB1	4.250	11/01/2028	04/13/2026	A	1,841,045
1,070,000 Duluth (City of), MN Housing
& Redevelopment Authority
(Duluth Public Schools
Academy); Series 2018 A, Ref.
RB1	5.000	11/01/2033	11/01/2026	A	1,201,663
4,525,000 Minneapolis (City of), MN
(1500 Nicollet Apartments);
Series 2017 B, RB1	3.000[4]	05/01/2021	05/01/2020	C	4,524,909
590,000 Minneapolis (City of), MN
(Spero Academy); Series 2017
A, RB1	5.500	07/01/2027	04/10/2026	B	610,485
1,080,000 Minneapolis (City of), MN
(Spero Academy); Series 2017
A, RB1	6.000	07/01/2032	07/01/2027	A	1,124,226
1,685,000 Minneapolis (City of), MN;
Series 2018 B, RB1	3.750 [4]	11/01/2021	01/20/2020	A	1,685,489
250,000 Minnetonka (City of), MN
(Preserve at Shady Oak); Series
2018 C, Ref. RB 1	4.500	03/01/2033	03/01/2025	A	258,120
140,000 St. Paul (City of), MN Housing
& Redevelopment Authority
(Great River School); Series
2017 A, R B1	5.250	07/01/2033	07/01/2027	A	151,896
1,480,000 St. Paul (City of), MN Housing
& Redevelopment Authority;
Series 2018 B, RB1	3.750[4]	03/01/2021	01/20/2020	A	1,480,518
3,320,000 St. Paul (City of), MN Housing
& Redevelopment Authority;
Series 2018 B, RB1	3.750[4]	09/01/2021	03/01/2020	A	3,324,050
100,000 Wayzata (City of), MN
(Folkstone Senior Living Co. );
Series 2019, Ref. RB 1	5.000	08/01/2035	08/01/2024	A	111,333
					18,815,463

19 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Mississippi—0.1%
$720,000 Mississippi (State of)
Development Bank (Hospital
Construction & Ref. ); Series
2014, Ref. R B1	5.000%	09/01/2030	09/01/2024	A $	802,541
Missouri—0.8%
615,000 Arnold Retail Corridor
Transportation Development
District; Series 2019, Ref. RB1	3.000	11/01/2028	11/01/2024	A	616,636
1,440,000 Branson (City of), MO
Industrial Development
Authority (Branson Shoppes
Redevelopment); Series 2017
A, Ref. RB1	4.000	11/01/2025	11/01/2025		1,504,656
750,000 Branson (City of), MO
Industrial Development
Authority (Branson Shoppes
Redevelopment); Series 2017
A, Ref. RB1	4.000	11/01/2026	11/01/2025	A	780,832
30,000 Cape Girardeau (County of),
MO Industrial Development
Authority (Procter & Gamble
Paper Products Co. (The));
Series 1998, RB1	5.300	05/15/2028	01/31/2020	A	30,079
1,000,000 I-470 Western Gateway
Transportation Development
District; Series 2019 A, RB1	4.500	12/01/2029	05/10/2025	A	1,039,260
125,000 Maplewood (City of),
MO (Maplewood South
Redevelopment Area); Series
2005, Ref. R B1	5.200	11/01/2022	01/31/2020	A	125,006
50,000 Missouri (State of) Development
Finance Board (Crackneck
Creek); Series 2013 B, Ref. RB1	4.125	03/01/2029	01/31/2020	A	50,072
1,510,000 Northpark Lane Community
Improvement District; Series
2018 , RB1	4.500	11/01/2036	11/01/2025	A	1,515,995
1,325,000 St. Charles (County of), MO
Industrial Development
Authority (Suemandy/Mid-
Rivers Community Improvement
District); Series 2016, RB1	4.250	10/01/2034	10/01/2025	A	1,353,381
1,165,000 St. Louis (City of), MO
(Lambert-St. Louis International
Airport); Series 2012, Ref. RB1	5.000	07/01/2021	07/01/2021		1,230,555
					8,246,472

20 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Montana—0.0%
$275,000 Crow (Tribe of) Finance
Authority; Series 1997 A, RB1	5.700%	10/01/2027	01/31/2020	A	$275,294
Nebraska—1.1%
10,000,000 Central Plains Energy Project
(Project No. 4); Series 2018, RB 1	5.000 [4]	03/01/2050	10/01/2023	A	11,180,900
Nevada—0.1%
230,000 Clark (County of), NV (Special
Improvement District No. 132);
Series 2012, Ref. RB 1	5.000	02/01/2020	02/01/2020		230,405
390,000 Clark (County of), NV (Special
Improvement District No. 132);
Series 2012, Ref. RB 1	5.000	02/01/2021	02/01/2021		398,748
340,000 Las Vegas (City of), NV Special
Improvement District No. 607;
Series 2013, Ref. RB 1	5.000	06/01/2022	06/01/2022		360,012
320,000 Las Vegas (City of), NV Special
Improvement District No. 607;
Series 2013, Ref. RB 1	5.000	06/01/2023	06/01/2023		344,941
130,000 Las Vegas (City of), NV Special
Improvement District No. 607;
Series 2013, Ref. RB 1	5.000	06/01/2024	06/01/2024		142,008
					1,476,114
New Hampshire—0.6%
4,685,000 New Hampshire (State of)
Health & Education Facilities
Authority (Hillside Village);
Series 2017 B, RB1	4.125	07/01/2024	01/31/2020	A	4,692,168
1,585,000 New Hampshire (State of)
Health and Education Facilities
Authority; Series 2017 A, RB1	5.250	07/01/2027	09/12/2024	B	1,641,505
					6,333,673
New Jersey—3.5%
180,000 Garden State Preservation Trust;
Series 2005 A, RB 1	5.750	11/01/2028	12/13/2026	B	225,434
215,000 New Jersey (State of) Economic
Development Authority (Golden
Door Charter School); Series
2018 A, RB1	5.125	11/01/2029	11/18/2026	A	235,651
395,000 New Jersey (State of) Economic
Development Authority
(Hatikvah International
Academy Charter School);
Series 2017 A, RB 1	5.000	07/01/2027	08/21/2025	B	425,660

21 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$1,820,000 New Jersey (State of) Economic
Development Authority (Marion
P. Thomas Charter School);
Series 2018 A, RB	4.750%	10/01/2028	02/23/2025	B	$1,928,818
580,000 New Jersey (State of) Economic
Development Authority
(Newark Downtown District
Management Corp. ); Series
2019, Ref. RB1	5.125	06/15/2037	04/23/2030	B	693,663
210,000 New Jersey (State of) Economic
Development Authority
(Teaneck Community Charter
School); Series 2017 A, Ref. RB1	4.250	09/01/2027	10/02/2025	B	225,137
325,000 New Jersey (State of) Economic
Development Authority
(University Heights Charter
School); Series 2018 A, RB1	4.700	09/01/2028	02/23/2026	B	328,325
4,850,000 New Jersey (State of)
Transportation Trust Fund
Authority; Series 2010 A, RB	3.726 [7]	12/15/2028	12/15/2028		3,914,968
845,000 New Jersey (State of)
Transportation Trust Fund
Authority; Series 2018 A, Ref.
RN1	5.000	06/15/2030	06/15/2026	A	984,526
2,680,000 New Jersey (State of)
Transportation Trust Fund
Authority; Series 2018 A, Ref.
RN1	5.000	06/15/2031	06/15/2026	A	3,112,418
10,000,000 New Jersey (State of) Turnpike
Authority; Series 2014 A, RB2	4.000	01/01/2035	01/01/2035		10,869,835
12,670,000 Tobacco Settlement Financing
Corp. ; Series 2018 B, Ref. RB1	3.200	06/01/2027	02/19/2022	B	12,935,943
					35,880,378

New Mexico—0.2%
2,000,000 Farmington (City of), NM
(Public Service Co. of New
Mexico - San Juan); Series 2010
D, Ref. PCR1	5.900	06/01/2040	06/01/2020	A	2,036,620

New York—7.5%
530,000 Buffalo & Erie County Industrial
Land Development Corp.
(Medaille College); Series 2018,
Ref. RB1	5.000	10/01/2028	01/16/2025	B	568,451
2,445,000 Buffalo & Erie County Industrial
Land Development Corp.
(Medaille College); Series 2018,
Ref. RB1	5.000	10/01/2038	10/01/2028	A	2,612,605

22 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$40,000,000 New York & New Jersey
(States of) Port Authority (JFK
International Air Terminal LLC);
Series 2010 8, RB 1	6.500%	12/01/2028	01/31/2020	A $	41,830,400
3,070,003 New York & New Jersey (States
of), NY Port Authority (JFK
International Air Terminal LLC);
Series 1997 6, RB 1	5.750	12/01/2022	01/31/2020	A	3,212,942
5,055,000 New York & New Jersey (States
of), NY Port Authority (JFK
International Air Terminal LLC);
Series 1997 6, RB 1	5.750	12/01/2025	01/31/2020	A	5,255,582
11,000,000 New York (City of), NY
Transitional Finance Authority;
Series 2017 S-2, Ref. RB2	5.000	07/15/2036	07/15/2036		13,325,840
2,000,000 New York (State of) Thruway
Authority; Series 2019 B, Ref.
RB1	4.000	01/01/2037	01/01/2030	A	2,283,960
285,000 New York Counties Tobacco
Trust II; Series 2001, RB1	5.625	06/01/2035	01/31/2020	A	286,092
425,000 New York Counties Tobacco
Trust III; Series 2003, RB1	6.000	06/01/2043	01/15/2020	A	425,735
1,850,000 New York Counties Tobacco
Trust VI; Series 2016 A, Ref. RB1	5.625	06/01/2035	07/11/2025	B	1,996,576
4,145,000 New York Counties Tobacco
Trust VI; Series 2016 A, Ref. RB1	6.000	06/01/2043	03/20/2029	B	4,600,453
					76,398,636
North Carolina—0.5%
4,775,000 North Carolina (State of)
Medical Care Commission
(Salemtowne); Series 2018
B-1 , RB1	4.000	10/01/2025	10/01/2020	A	4,815,683
Ohio—5.5%
2,755,000 Buckeye Tobacco Settlement
Financing Authority; Series
2007 A-2, RB	5.125	06/01/2024	01/15/2020	A	2,758,747
2,500,000 Buckeye Tobacco Settlement
Financing Authority; Series
2007 A-2, RB	5.875	06/01/2030	01/15/2020	A	2,513,300
600,000 Cleveland (City of) & Cuyahoga
(County of), OH Port Authority
(Euclid Avenue Development
Corp. ); Series 2014, Ref. RB1	5.000	08/01/2029	08/01/2024	A	680,820
1,000,000 Cleveland (City of) & Cuyahoga
(County of), OH Port Authority;
Series 2010, RB1	6.000	11/15/2035	11/15/2020	A	1,040,360

23 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$250,000 Cleveland (City of), OH
(Continental Airlines, Inc. );
Series 1998, RB1	5.375%	09/15/2027	01/31/2020	A $	250,712
1,000,000 Gallia (County of), OH (Holzer
Health System Obligated
Group); Series 2012, Ref. RB1	8.000	07/01/2042	06/13/2022	A	1,117,690
835,000 Greater Cincinnati (Port of), OH
Development Authority; Series
2004 , RB	6.300	02/15/2024	04/03/2022	B	826,608
1,950,000 Greater Cincinnati (Port of), OH
Development Authority; Series
2004 , RB	6.400	02/15/2034	02/27/2030	B	1,900,412
1,500,000 Lorain (County of), OH Port
Authority Kendal at Oberlin);
Series 2013 A, Ref. RB 1	5.000	11/15/2030	11/15/2023	A	1,660,860
205,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2022	09/01/2021	A	223,987
260,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2023	09/01/2021	A	283,626
275,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2024	09/01/2021	A	299,508
290,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2025	09/01/2021	A	315,085
305,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2026	09/01/2021	A	330,589
320,000 Lucas (County of), OH
Metropolitan Housing Authority;
Series 2012, RB1	5.250	09/01/2027	09/01/2021	A	346,237
4,470,000 Montgomery (County of), OH
(Premier Health Partners); Series
2019 A, Ref. RB1	4.000	11/15/2038	11/15/2029	A	4,892,996
8,675,000 Ohio (State of) (Cleveland
Clinic Health System Obligated
Group); Series 2017 A, Ref. RB2	4.000	01/01/2036	01/01/2036		9,814,672
17,400,000 Ohio (State of) Air Quality
Development Authority; Series
2009 C, Ref. PCR 5	5.625	06/01/2018	06/01/2018		18,444,000
15,000 Ohio (State of) Housing Finance
Agency (Mortgage-Backed
Securities Program); Series
1999 A1, RB1	5.250	09/01/2030	01/31/2020	A	15,028
500,000 Ohio (State of) Housing
Finance Agency (Sanctuary at
Springboro); Series 2017, RB1	5.125	01/01/2032	11/17/2025	A	508,665

24 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$4,185,000 Ohio (State of); Series 2018,
Ref. RB1	5.000%	12/01/2023	12/01/2023		$4,512,895
805,000 RiverSouth Authority; Series
2007 A, R B1	5.750	12/01/2027	01/31/2020	A	807,077
935,000 Summit (County of), OH
Development Finance Authority
(University of Akron Student
Housing); Series 2011, RB1	5.250	01/01/2024	01/01/2021	A	972,896
435,000 Summit (County of), OH
Development Finance Authority
(University of Akron Student
Housing); Series 2011, RB1	5.250	01/01/2024	01/01/2021	A	452,848
380,000 Youngstown (City of), OH
Metropolitan Housing Authority;
Series 2014, RB1	3.000	12/15/2020	01/20/2020	A	380,099
100,000 Youngstown (City of), OH
Metropolitan Housing Authority;
Series 2014, RB1	3.200	06/15/2023	01/20/2020	A	100,036
210,000 Youngstown (City of), OH
Metropolitan Housing Authority;
Series 2014, RB1	4.000	12/15/2024	01/20/2020	A	210,155
					55,659,908
Oklahoma—0.0%
450,000 Oklahoma (County of), OK
Home Finance Authority
(GNMA Mortgage-Backed
Securities Program); Series
2002 B-2, Ref. RB 1	6.600	10/01/2035	01/31/2020	A	451,489
Oregon—0.0%
125,000 Local Oregon Capital Assets
Program; Series 2011 C, COP 1	4.600	06/01/2031	01/15/2020	A	125,156
20,000 Oregon (State of) (Elderly &
Disabled Housing); Series 1993
C, Ref. GO Bonds 1	5.650	08/01/2026	02/01/2020	A	20,057
					145,213
Other Territory—0.3%
1,166,947 Public Housing Capital Fund
Revenue Trust I; Series 2012,
RB1	4.500	07/01/2022	04/11/2021	B	1,179,818
345,497 Public Housing Capital Fund
Revenue Trust II; Series 2012,
RB1	4.500	07/01/2022	04/11/2021	B	350,690

25 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Other Territory (Continued)
$1,979,203 Public Housing Capital Fund
Revenue Trust III; Series 2012,
RB1	5.000%	07/01/2022	06/11/2020	A	$1,986,626
					3,517,134

Pennsylvania—3.6%
725,000 Allegheny (County of), PA
Redevelopment Authority
(Pittsburgh Mills); Series 2004,
RB1	5.600	07/01/2023	02/04/2022	B	720,469
1,345,000 Allentown (City of), PA
Neighborhood Improvement
Zone Development Authority
(City Center); Series 2017,
Ref. RB1	5.000	05/01/2022	05/13/2021	B	1,424,920
2,750,000 Allentown (City of), PA
Neighborhood Improvement
Zone Development Authority
(City Center); Series 2017,
Ref. RB1	5.000	05/01/2027	06/06/2025	B	3,201,632
275,000 Chester (County of), PA
Industrial Development
Authority (Woodlands at
Greystone); Series 2018, RB1	4.375	03/01/2028	10/17/2025	B	286,776
1,000,000 Delaware Valley Regional
Finance Authority; Series 1997
B, RB1	5.700	07/01/2027	07/01/2027		1,259,740
630,000 Franklin (County of), PA
Industrial Development
Authority (Menno-Haven, Inc. );
Series 2018, Ref. RB 1	5.000	12/01/2028	12/01/2025	A	709,204
910,000 Franklin (County of), PA
Industrial Development
Authority (Menno-Haven, Inc. );
Series 2018, Ref. RB 1	5.000	12/01/2030	12/01/2025	A	1,015,460
1,950,000 Lancaster (County of), PA
Hospital Authority (Moravian
Manors, Inc. ); Series 2019 B,
Ref. RB1	2.875	12/15/2023	01/31/2020	A	1,950,429
5,000,000 Luzerne (County of), PA; Series
2015 A, Ref. GO Bonds1	5.000	11/15/2029	11/15/2025	A	5,852,450
350,140 Northampton (County of),
PA Industrial Development
Authority; Series 2013 A, RB6,8,9	5.000	12/31/2023	12/31/2023		87,535
84,657 Northampton (County of),
PA Industrial Development
Authority; Series 2013, RB6,8,9	5.000	12/31/2023	12/31/2023		21,164

26 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$2,000,000 Pennsylvania (State of)
Economic Development
Financing Authority (CarbonLite
P, LLC); Series 2019, RB	5.250%	06/01/2026	04/09/2024	B $	2,074,780
2,500,000 Pennsylvania (State of) Higher
Educational Facilities Authority
(University of Pennsylvania
Health System); Series 2019,
RB1	5.000	08/15/2049	08/15/2029	A	3,020,000
7,500,000 Pennsylvania (State of) Higher
Educational Facilities Authority
(University of Pennsylvania
Health); Series 2019, RB1	4.000	08/15/2049	08/15/2029	A	8,262,375
785,000 Pennsylvania (State of) Higher
Educational Facilities Authority
(Ursinus College); Series 2012
A, Ref. RB1	5.000	01/01/2025	01/01/2022	A	827,908
640,000 Pennsylvania (State of) Higher
Educational Facilities Authority;
Series 2009 AJ, RB 1	5.000	06/15/2034	01/31/2020	A	641,760
1,735,000 Philadelphia (City of), PA
Authority for Industrial
Development (La Salle
University); Series 2017, Ref.
RB1	5.000	05/01/2027	05/01/2027		1,987,980
1,810,000 Philadelphia (City of), PA
Authority for Industrial
Development (La Salle
University); Series 2017, Ref.
RB1	5.000	05/01/2028	11/01/2027	A	2,080,740
890,000 Philadelphia (City of), PA; Series
2010 A, RB1	5.250	06/15/2030	06/15/2020	A	905,308
					36,330,630

Rhode Island—0.0%
195,000 Pawtucket (City of), RI Housing
Authority; Series 2010, RB1	5.500	09/01/2028	09/01/2020	A	205,514
50,000 Providence (City of), RI Public
Building Authority; Series 2001
A, RB1	5.375	12/15/2021	01/31/2020	A	50,164
80,000 Rhode Island Housing &
Mortgage Finance Corp. ; Series
1992 10-A, RB1	6.500	04/01/2027	01/31/2020	A	80,266
					335,944

South Carolina—0.4%
1,583,387 Connector 2000 Association,
Inc. ; Series 1998 B, RB	2.624 [7]	01/01/2021	01/01/2021		1,487,227
673,035 Connector 2000 Association,
Inc. ; Series 1998 B, RB	3.418 [7]	01/01/2026	01/01/2026		460,753

27 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
South Carolina (Continued)
$2,000,000 South Carolina (State of)
Jobs-Economic Development
Authority (South Carolina
SAVES Green Community
Program - AAC East LLC); Series
2019 , RB	7.000%	05/01/2026	01/10/2024	B $	2,011,900
					3,959,880
Tennessee—0.9%
545,000 Metropolitan Development
and Housing Agency (Fifth +
Broadway Development); Series
2018 , RB1	4.500	06/01/2028	12/12/2025	B	592,911
2,500,000 Nashville (City of), TN
Metropolitan Airport Authority;
Series 2019 B, RB1	5.000	07/01/2049	07/01/2030	A	3,013,325
5,000,000 Tennessee Energy Acquisition
Corp. ; Series 2018, RB1	4.000 [4]	11/01/2049	08/01/2025	A	5,560,400
					9,166,636
Texas—4.5%
470,000 Argyle (Town of), TX; Series
2017 , RB1	4.250	09/01/2027	05/23/2024	B	477,882
605,000 Arlington Higher Education
Finance Corp. (UME Preparatory
Academy); Series 2017 A, RB1	4.550	08/15/2028	12/08/2025	A	642,141
400,000 Arlington Higher Education
Finance Corp. (Winfree
Academy Charter School);
Series 2019, RB1	5.500	08/15/2023	03/06/2022	B	405,848
1,000,000 Arlington Higher Education
Finance Corp. (Winfree
Academy Charter School);
Series 2019, Ref. RB 1	5.150	08/15/2029	07/12/2026	B	1,088,170
1,075,000 Dallas (City of), TX; Series 2015,
GO Bonds1	5.000	02/15/2030	02/15/2025	A	1,253,751
585,000 Edinburg Economic
Development Corp. ; Series
2019 , RB1	4.000	08/15/2029	06/25/2027	A	602,164
500,000 Fort Worth Independent School
District; Series 2010, GO Bonds1	5.000	02/15/2030	02/15/2020	A	501,985
220,000 Glasscock County Independent
School District; Series 2014, GO
Bonds1	5.000	02/15/2034	01/31/2020	A	220,645
340,000 Gulf Coast Industrial
Development Authority; Series
1998 , RB1	8.000	04/01/2028	01/31/2020	A	341,860

28 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Texas (Continued)
$5,380,000 Harris County Health Facilities
Development Corp. (St. Luke's
Episcopal Hospital); Series
1991 , RB1	6.750%	02/15/2021	08/23/2020	A $	5,625,274
5,000 Houston (City of), TX; Series
2002 A, R B1	5.125	07/01/2032	01/31/2020	A	5,018
50,000 Houston (City of), TX; Series
2002 B, R B1	5.000	07/01/2032	01/31/2020	A	50,181
1,750,000 Houston (City of), TX; Series
2018 , RB1	5.000	07/15/2028	07/15/2028		2,093,507
265,000 Houston Higher Education
Finance Corp. (Cosmos
Foundation, Inc. ); Series 2011
A, RB1	5.875	05/15/2021	11/18/2020	B	274,718
5,000,000 Mission Economic Development
Corp. (Natgasoline); Series
2018, Ref. R B1	4.625	10/01/2031	10/01/2021	A	5,406,750
200,000 Newark Higher Education
Finance Corp. (Austin Achieve
Public Schools, Inc. ); Series
2018 , RB1	4.250	06/15/2028	04/22/2022	A	205,718
150,000 Newark Higher Education
Finance Corp. (Austin Achieve
Public Schools, Inc. ); Series
2018 , RB1	5.000	06/15/2033	06/15/2022	A	155,844
110,000 San Antonio (City of), TX; Series
2005 , RB1	4.625	07/01/2030	07/01/2030		110,000
3,000,000 Tarrant County Cultural
Education Facilities Finance
Corp. (CC Young Memorial
Home); Series 2017, RB1	6.375	02/15/2041	02/15/2027	A	3,389,760
3,700,000 Temple (City of), TX; Series
2018 A, RB1	5.000	08/01/2028	11/19/2024	A	4,143,704
600,000 Texas (State of) Department of
Housing & Community Affairs
(Skyway Villas Apartments);
Series 2001 A, RB 1	5.450	12/01/2022	01/31/2020	A	600,918
4,030,000 Texas City Industrial
Development Corp. ; Series
1990, Ref. RB1	7.375	10/01/2020	10/01/2020		4,203,854
9,355,000 Texas Municipal Gas Acquisition
& Supply Corp. I; Series 2008
D, RB1	6.250	12/15/2026	04/25/2024	B	11,014,203
3,000,000 Texas Private Activity Bond
Surface Transportation Corp.
(NTE Mobility Partners LLC -
North Tarrant Express Managed
Lanes); Series 2019 A, Ref. RB1	4.000	12/31/2037	12/31/2029	A	3,381,660

29 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Texas (Continued)
$50,000 Ysleta Independent School
District Public Facility Corp. ;
Series 2001, Ref. RB 1	5.375%	11/15/2024	05/15/2020	A $	50,775
					46,246,330

Utah—0.2%
200,000 Utah (State of) Charter School
Finance Authority (Freedom
Academy Foundation (The));
Series 2017, Ref. RB 1	4.500	06/15/2027	01/30/2025	B	209,668
500,000 Utah (State of) Charter School
Finance Authority (Merit
College Preparatory Academy);
Series 2019 A, RB 1	4.500	06/15/2029	06/15/2024	A	509,375
1,270,000 Utah (State of) Charter School
Finance Authority (Merit
College Preparatory Academy);
Series 2019 A, RB 1	5.000	06/15/2034	06/15/2024	A	1,300,467
					2,019,510

Vermont—0.6%
1,820,000 Vermont (State of) Educational
& Health Buildings Financing
Agency (St. Michael's College);
Series 2012, Ref. RB 1	5.000	10/01/2020	10/01/2020		1,864,881
2,020,000 Vermont (State of) Educational
& Health Buildings Financing
Agency (St. Michael's College);
Series 2012, Ref. RB 1	5.000	10/01/2021	10/01/2021		2,134,049
1,025,000 Vermont (State of) Educational
& Health Buildings Financing
Agency (St. Michael's College);
Series 2012, Ref. RB 1	5.000	10/01/2022	10/01/2022		1,113,519
1,000,000 Vermont (State of) Educational
& Health Buildings Financing
Agency (St. Michael's College);
Series 2012, Ref. RB 1	5.000	10/01/2023	10/01/2022	A	1,084,370
					6,196,819
Virginia—0.4%
3,200,000 Norfolk (City of), VA
Redevelopment & Housing
Authority (Fort Norfolk
Retirement Community, Inc.
- Harbor's Edge); Series 2019
B, RB1	4.000	01/01/2025	01/10/2020	A	3,200,928
310,000 Virginia (State of) Small
Business Financing Authority;
Series 2018, RB1	5.000 [4]	01/01/2048	07/01/2023	A	328,941

30 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Virginia (Continued)
$170,000 Watkins Centre Community
Development Authority; Series
2007 , RB1	5.400%	03/01/2020	01/31/2020	A $	170,269
					3,700,138
Washington—0.3%
400,000 Kalispel Tribe of Indians; Series
2018 A, R B1	5.000	01/01/2032	09/09/2027	A	459,552
100,000 Kalispel Tribe of Indians; Series
2018 B, R B1	5.000	01/01/2032	09/16/2027	A	114,888
160,000 Kelso (City of), WA Housing
Authority; Series 1998, RB1	5.600	03/01/2028	01/31/2020	A	160,146
10,000 King (County of), WA Housing
Authority (Rural Preservation);
Series 1997, RB1	5.750	01/01/2028	06/15/2020	A	10,078
2,265,000 Washington (State of)
Housing Finance Commission
(Hearthstone (The)); Series
2018 B, Ref. RB1	3.125	07/01/2023	01/31/2020	A	2,265,317
					3,009,981
West Virginia—1.0%
190,000 Monongalia (County of),
WV Building Commission
(Monongalia Health System
Obligated Group); Series 2015,
Ref. RB1	4.000	07/01/2035	07/01/2025	A	197,834
360,000 Monongalia (County of),
WV Building Commission
(Monongalia Health System
Obligated Group); Series 2015,
Ref. RB1	5.000	07/01/2025	07/01/2025		410,623
460,000 Monongalia (County of),
WV Building Commission
(Monongalia Health System
Obligated Group); Series 2015,
Ref. RB1	5.000	07/01/2026	07/01/2025	A	520,752
560,000 Monongalia (County of),
WV Building Commission
(Monongalia Health System
Obligated Group); Series 2015,
Ref. RB1	5.000	07/01/2027	07/01/2025	A	629,714
700,000 Monongalia (County of),
WV Commission Special
District (University Town
Centre Economic Opportunity
Development District); Series
2017 A, Ref. RB1	4.500	06/01/2027	07/28/2024	B	745,458

31 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
West Virginia (Continued)
$5,025,000 Ohio (County of), WV
(Highlands (The)); Series 2019
B, Ref. RB1	4.250%	03/01/2035	03/01/2023	A $	5,420,669
2,420,000 West Virginia (State of)
Economic Development
Authority (Morgantown Energy
Associates); Series 2016, Ref.
RB1	2.875	12/15/2026	10/02/2023	B	2,454,243
					10,379,293

Wisconsin—2.3%
705,000 Lomira (Village of), WI
Community Development
Authority; Series 2018 B, Ref.
RB1	3.650	10/01/2028	10/01/2023	A	734,229
175,000 Lomira (Village of), WI
Community Development
Authority; Series 2018 B, Ref.
RB1	3.750	10/01/2029	10/01/2023	A	182,166
12,000,000 Public Finance Authority
(American Dream at
Meadowlands); Series 2017,
RB1	6.250	08/01/2027	08/01/2027		13,758,000
390,000 Public Finance Authority
(Community School of
Davidson); Series 2018, RB1	5.000	10/01/2033	12/02/2027	A	435,587
65,000 Public Finance Authority (North
Carolina Leadership Academy);
Series 2019 B, RB1	5.750	06/15/2021	09/13/2020	B	65,244
1,825,000 Public Finance Authority
(Wingate University); Series
2018 A, Ref. RB1	5.250	10/01/2029	10/01/2028	A	2,206,680
1,925,000 Public Finance Authority
(Wingate University); Series
2018 A, Ref. RB1	5.250	10/01/2030	10/01/2028	A	2,310,289
1,030,000 Public Finance Authority
(Wingate University); Series
2018 A, Ref. RB1	5.250	10/01/2031	10/01/2028	A	1,230,150
7,720,000 Public Finance Authority
(Wingate University); Series
2018 A, Ref. RB1	5.250	10/01/2032	10/01/2028	A	855,958
150,000 Wisconsin (State of) Health &
Educational Facilities Authority
(Beloit College); Series 2010 A,
Ref. RB1	5.250	06/01/2025	06/01/2020	A	152,538
1,000,000 Wisconsin (State of) Health &
Educational Facilities Authority
(Clement Manor, Inc. ); Series
2019, Ref. RB1	4.250	08/01/2034	08/30/2032	B	992,460

32 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
Wisconsin (Continued)
$325,000 Wisconsin (State of) Public
Finance Authority (North
Carolina Leadership Academy);
Series 2019, RB1	4.000%	06/15/2029	12/30/2024	A $	343,535
					23,266,836
U. S. Possessions—15.1%
6,675,000 Children's Trust Fund; Series
2002 , RB1	5.375	05/15/2033	01/31/2020	A	6,780,198
6,095,000 Children's Trust Fund; Series
2002 , RB1	5.500	05/15/2039	01/31/2020	A	6,207,026
145,000 Children's Trust Fund; Series
2002 , RB1	5.625	05/15/2043	01/31/2020	A	147,665
1,000,000 Puerto Rico (Commonwealth
of) Commonwealth Aqueduct
& Sewer Authority; Series 2008
A, RB	5.000	07/01/2025	01/31/2020	A	1,027,270
80,000 Puerto Rico (Commonwealth
of) Convention Center District
Authority; Series 2006 A, RB,
AGC[1]	5.000	07/01/2027	01/31/2020	A	82,114
1,000,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2004 PP, Ref. RB, NPFGC	5.000	07/01/2023	01/31/2020	A	1,020,230
550,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 RR, RB, NPFGC	5.000	07/01/2022	01/31/2020	A	559,702
100,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 RR, RB, SGI	5.000	07/01/2025	01/31/2020	A	100,604
155,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 RR, RB, AGC[1]	5.000	07/01/2026	01/31/2020	A	159,112
790,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 SS, Ref. RB, NPFGC	5.000	07/01/2020	01/31/2020	A	796,107
2,000,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 SS, Ref. RB, NPFGC	5.000	07/01/2021	01/31/2020	A	2,030,320
1,000,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2005 SS, Ref. RB, NPFGC	5.000	07/01/2023	01/31/2020	A	1,020,230
165,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2007 TT, RB, NPFGC	5.000	07/01/2026	01/31/2020	A	169,265
1,380,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2007 TT-RSA-1, RB5	5.000	07/01/2017	07/01/2017		1,021,200

33 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$10,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2007 UU, Ref. RB, AGC	5.000%	07/01/2023	01/31/2020	A	$10,256
1,435,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2007 UU, Ref. RB	5.000	07/01/2026	01/31/2020	A	1,473,071
1,705,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2007 VV, Ref. RB	5.250	07/01/2025	07/01/2025		1,854,324
5,685,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 AAA-RSA-1, RB5	5.250	07/01/2028	07/01/2028		4,334,812
6,565,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 CCC, RB5	5.250	07/01/2026	07/01/2026		5,005,812
40,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 DDD, Ref. RB, AGC	5.000	07/01/2023	07/01/2020	A	40,394
250,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 XX-RSA-1, RB 5	5.250	07/01/2027	07/01/2027		190,625
6,280,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 ZZ-RSA-1, Ref. RB5	5.000	07/01/2017	07/01/2017		4,647,200
1,180,000 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2010 ZZ-RSA-1, Ref. RB5	5.250	07/01/2025	07/01/2025		899,750
1,199,460 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 A-4, RB5	10.000	07/01/2019	07/01/2019		980,559
1,199,459 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 B-4, RB5	10.000	07/01/2019	07/01/2019		980,558
899,595 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 E-1, RB 5	10.000	01/01/2021	01/01/2021		771,403
899,595 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 E-2, RB 5	10.000	07/01/2021	07/01/2021		771,403
299,864 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 E-2, RB 5	10.000	01/01/2022	01/01/2022		257,133
299,865 Puerto Rico (Commonwealth of)
Electric Power Authority; Series
2016 E-4, RB 5	10.000	07/01/2022	07/01/2022		257,134
105,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2002 E, RB,
AGC[1]	5.500	07/01/2020	07/01/2020		106,811

34 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$530,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2002 E, RB1	5.500%	07/01/2023	07/01/2023		$574,986
530,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2003, RB9	5.750	07/01/2021	07/01/2021		453,282
475,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2004 J, RB1	5.000	07/01/2029	01/31/2020	A	487,478
230,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2005 BB, Ref.
RB, AGC[1]	5.250	07/01/2022	07/01/2022		244,474
15,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2007 CC, Ref.
RB, NPFGC[1]	5.500	07/01/2029	07/01/2029		16,663
1,045,000 Puerto Rico (Commonwealth
of) Highway & Transportation
Authority; Series 2007 N, Ref.
RB5	5.500	07/01/2021	07/01/2021		483,312
3,310,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental
Control Facilities Financing
Authority; Series 2000, RB	6.625	06/01/2026	01/31/2020	A	3,396,888
450,000 Puerto Rico (Commonwealth of)
Industrial Tourist Educational
Medical & Environmental
Control Facilities Financing
Authority; Series 2012, Ref. RB1	5.000	10/01/2021	10/01/2021		467,100
2,465,000 Puerto Rico (Commonwealth
of) Infrastructure Financing
Authority (MEPSI Campus);
Series 2007 A, RB 5	6.250	10/01/2024	11/15/2022	B	499,162
1,605,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2002 A, RB, AGC1	5.000	08/01/2027	02/01/2020	A	1,647,404
145,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2002 A, RB 1	5.250	08/01/2020	02/01/2020	A	147,179
265,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2002 A, RB, AGC1	5.250	08/01/2021	02/01/2020	A	269,937
50,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2005 A, RB, AGC1	5.000	08/01/2020	02/01/2020	A	50,634
50,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2005 A, RB, AGC1	5.000	08/01/2022	02/01/2020	A	51,245

35 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$305,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2005 A, RB, AGC1	5.000%	08/01/2030	02/01/2020	A	$312,424
30,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2005 B, Ref. RB, AGC 1	5.250	07/01/2021	07/01/2021		31,281
40,000 Puerto Rico (Commonwealth
of) Municipal Finance Agency;
Series 2005 C, Ref. RB, AGC1	5.250	08/01/2022	08/01/2022		42,598
760,000 Puerto Rico (Commonwealth
of) Public Buildings Authority
(Government Facilities); Series
2002 D, Ref. RB5	5.250	07/01/2027	10/17/2026	B	682,100
50,000 Puerto Rico (Commonwealth
of) Public Buildings Authority
(Government Facilities); Series
2002 F, Ref. RB, Need abbrev
name1	5.250	07/01/2025	07/01/2025		55,101
54,141 Puerto Rico (Commonwealth
of) Public Buildings Authority
(Government Facilities); Series
2003 H, Ref. RB, FGIC10	5.500	07/01/2016	07/01/2016		48,605
1,335,181 Puerto Rico (Commonwealth
of) Public Buildings Authority
(Government Facilities); Series
2007 M, Ref. RB 5	5.750	07/01/2016	07/01/2016		1,006,392
5,345,000 Puerto Rico (Commonwealth
of) Public Buildings Authority
(Government Facilities); Series
2007 M, Ref. RB 5	6.250	07/01/2022	07/01/2022		4,964,169
190,000 Puerto Rico (Commonwealth
of) Public Buildings Authority;
Series 2007 M-2, Ref. RB	10.000[4]	07/01/2035	01/31/2020	A	200,896
500,000 Puerto Rico (Commonwealth
of) Public Buildings Authority;
Series 2009 P, Ref. RB 5	6.125	07/01/2023	07/01/2023		457,500
2,905,000 Puerto Rico (Commonwealth
of) Public Buildings Authority;
Series 2009 P, Ref. RB 5	6.250	07/01/2026	07/01/2026		2,690,756
135,000 Puerto Rico (Commonwealth
of) Public Buildings Authority;
Series 2011 S, RB 5	5.500	07/01/2023	07/01/2023		116,775
655,000 Puerto Rico (Commonwealth
of); Series 2004 A, GO Bonds,
NPFGC[1]	5.250	07/01/2021	01/31/2020	A	665,598
105,000 Puerto Rico (Commonwealth
of); Series 2006 B, GO Bonds5	5.250	07/01/2017	07/01/2017		83,212
100,000 Puerto Rico (Commonwealth
of); Series 2007 A, GO Bonds,
AGC[1]	5.000	07/01/2023	01/31/2020	A	102,556

36 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Effective
Principal Amount	Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$15,580,000 Puerto Rico (Commonwealth
of); Series 2008 A, Ref. GO
Bonds5	5.125%	07/01/2024	07/01/2024		$12,405,575
515,000 Puerto Rico (Commonwealth
of); Series 2011 A, Ref. GO
Bonds	5.250	07/01/2024	07/01/2021	A	538,201
300,000 Puerto Rico (Commonwealth
of); Series 2011 A, Ref. GO
Bonds, AGC	6.000	07/01/2033	01/31/2020	A	315,468
12,765,000 Puerto Rico (Commonwealth
of); Series 2011 E, GO Bonds5	6.000	07/01/2029	07/01/2029		9,908,831
5,250,000 Puerto Rico (Commonwealth
of); Series 2012 A, Ref. GO
Bonds5	5.500	07/01/2026	07/01/2026		3,766,875
140,000 Puerto Rico (Commonwealth
of); Series 2012 A, Ref. GO
Bonds5	5.500	07/01/2026	07/01/2026		100,450
2,160,000 Puerto Rico (Commonwealth
of); Series 2012 A, Ref. GO
Bonds5	5.500	07/01/2027	07/01/2027		1,549,800
37,400,000 Puerto Rico Public Finance
Corp. ; Series 2011 A, RB5	6.500	08/01/2028	12/12/2027	B	1,542,750
54,770,000 Puerto Rico Public Finance
Corp. ; Series 2011 B, RB 5	5.500	08/01/2031	07/17/2029	B	2,259,263
10,675,000 Puerto Rico Public Finance
Corp. ; Series 2011 B, RB 5	6.000	08/01/2024	08/01/2024		440,344
17,475,000 Puerto Rico Public Finance
Corp. ; Series 2011 B, RB 5	6.000	08/01/2025	08/01/2025		720,844
6,495,000 Puerto Rico Public Finance
Corp. ; Series 2011 B, RB 5	6.000	08/01/2026	08/01/2026		267,919
539,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	3.973[7]	07/01/2024	07/09/2023	B	473,754
1,027,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	4.259[7]	07/01/2027	08/15/2026	B	821,333
7,162,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB1	4.500	07/01/2034	07/01/2025	A	7,660,260
538,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB1	4.550	07/01/2040	07/01/2028	A	558,347
1,003,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	4.560[7]	07/01/2029	01/12/2029	B	745,520
3,146,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	4.695[7]	07/01/2031	01/10/2031	B	2,163,882
3,953,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB1	4.750	07/01/2053	07/01/2028	A	4,136,894
6,719,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	4.839[7]	07/01/2033	12/21/2032	B	4,282,892
9,996,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB1	5.000	07/01/2058	07/01/2028	A	10,631,046

37 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

			Effective
Principal Amount	Coupon	Maturity	Maturity*	Value
U. S. Possessions (Continued)
$13,831,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	5.894%[7]	07/01/2046	12/21/2042A	$ 3,722,752
11,268,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2018 A-1, RB	5.951[7]	07/01/2051	07/01/2028A	2,213,261
5,475,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2019 A-2, RB1	4.329	07/01/2040	07/01/2028A	5,563,805
163,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2019 A-2, RB1	4.536	07/01/2053	07/01/2028A	166,972
2,196,000 Puerto Rico Sales Tax Financing
Corp. ; Series 2019 A-2, RB1	4.784	07/01/2058	07/01/2028A	2,286,343
1,000,000 University of Puerto Rico; Series
2006 P, Ref. RB	5.000	06/01/2020	01/31/2020A	1,001,250
2,535,000 University of Puerto Rico; Series
2006 P, Ref. RB	5.000	06/01/2023	06/01/2023	2,531,831
1,790,000 University of Puerto Rico; Series
2006 Q, RB	5.000	06/01/2022	01/31/2020A	1,790,000
5,000,000 University of Puerto Rico; Series
2006 Q, RB	5.000	06/01/2025	06/01/2025	4,981,250
				153,499,707
Total Municipal Bonds and Notes (Cost $1,166,850,097)			1,071,937,027

Shares
Common Stock—0.0%
6,757 Resolute Forest Products11,12
(Cost $80,903)	28,379

Total Investments, at Value (Cost $1,166,931,000) —105.4%	1,071,965,406
Floating Rate Note Obligations—(6.8)
Notes with interest and fee rates ranging from 1.61% to 1.76% at 12/31/2019 and
contractual maturities of collateral ranging from 08/01/2027 to 07/15/203613.	(68,630,000)
Borrowings—(0.1)	(1,500,000)
Net Other Assets (Liabilities) —1.5	15,077,120
Net Assets—100.0%	$1,016,912,526

Footnotes to Schedule of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Option call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Date of mandatory put.
D. Average life due to mandatory, or expected, sinking fund principal payment prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

38 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
6. The value of this security was determined using significant unobservable inputs.
7. Zero coupon bond reflects effective yield on the original acquisition date.
8. Interest or dividend is paid-in-kind, when applicable.
9. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
11. Non-income producing security.
12. Received as a result of a corporate action.
13. Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at December 31, 2019. At December 31, 2019, the Fund’s investments with a value of $125,627,102 are held by TOB Trusts and serve as collateral for the $68,630,000 in the floating rate note obligations outstanding at that date.

To simplify the listings of securities, abbreviations are used per the table below:
AAC	Autoclaved Aerated Concrete
ACTS	Adult Communities Total Services, Inc.
AGC	Assured Guaranty Corp.
ASU	Arizona State University
CC	Caritas Christi
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assoc.
GO	General Obligation
IDR	Industrial Development Revenue Bonds
JFK	John Fitzgerald Kennedy
NPFGC	National Public Finance Guarantee Corp.
NTE	North Tarrant Express
PCE	Pollution Control Revenue Bonds
PHS	Pinnacle Health System
RB	Revenue Bonds
Ref.	Refunding
RN	Revenue Notes
RSA	Rocketship Spark Academy
SGI	Syncora Guarantee, Inc.
Wts.	Warrants

39 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of December 31, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 9,809,080	$ —	$ 9,809,080
Arizona	—	22,109,166	—	22,109,166
Arkansas	—	2,317,924	—	2,317,924
California	—	173,137,759	—	173,137,759
Colorado	—	9,541,793	—	9,541,793
Connecticut	—	525,000	—	525,000
District of Columbia	—	59,016,807	—	59,016,807
Florida	—	57,319,025	532,995	57,852,020
Georgia	—	20,402,483	—	20,402,483
Idaho	—	619,534	—	619,534
Illinois	—	98,163,776	—	98,163,776
Indiana	—	16,744,336	—	16,744,336
Iowa	—	4,903,345	—	4,903,345
Kansas	—	358,529	—	358,529
Kentucky	—	4,645,610	—	4,645,610
Louisiana	—	25,003,670	—	25,003,670
Maine	—	660,661	—	660,661
Maryland	—	65,153	—	65,153
Massachusetts	—	28,621,336	—	28,621,336
Michigan	—	13,291,823	—	13,291,823
Minnesota	—	18,815,463	—	18,815,463
Mississippi	—	802,541	—	802,541
Missouri	—	8,246,472	—	8,246,472
Montana	—	275,294	—	275,294
Nebraska	—	11,180,900	—	11,180,900
Nevada	—	1,476,114	—	1,476,114
New Hampshire	—	6,333,673	—	6,333,673
New Jersey	—	35,880,378	—	35,880,378
New Mexico	—	2,036,620	—	2,036,620
New York	—	76,398,636	—	76,398,636
North Carolina	—	4,815,683	—	4,815,683
Ohio	—	55,659,908	—	55,659,908
Oklahoma	—	451,489	—	451,489
Oregon	—	145,213	—	145,213
Other Territory	—	3,517,134	—	3,517,134
Pennsylvania	—	36,221,931	108,699	36,330,630
Rhode Island	—	335,944	—	335,944

40 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
South Carolina	$—	$ 3,959,880	$ —	$ 3,959,880
Tennessee	—	9,166,636	—	9,166,636
Texas	—	46,246,330	—	46,246,330
Utah	—	2,019,510	—	2,019,510
Vermont	—	6,196,819	—	6,196,819
Virginia	—	3,700,138	—	3,700,138
Washington	—	3,009,981	—	3,009,981
West Virginia	—	10,379,293	—	10,379,293
Wisconsin	—	23,266,836	—	23,266,836
U. S. Possessions	—	153,499,707	—	153,499,707
Common Stock	28,379	—	—	28,379
Total Assets	$28,379	$ 1,071,295,333	$ 641,694	$ 1,071,965,406

41 INVESCO OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND